NOTE 10 - SEGMENT INFORMATION	9 Months Ended
May 31, 2019
Segment Reporting [Abstract]
NOTE 10 - SEGMENT INFORMATION

NOTE 10 – SEGMENT INFORMATION

The Company believes that it operates in two business segments offline sales distribution and online commerce and services; and operates in one geographical segment Malaysia.

The Company’s operating segments are as follows:

Online commerce and services which is comprised of platforms operating in retail and wholesale commerce, retail and wholesale commerce — cross-border and global, local consumer services and others.

Offline sales distribution which is comprised of sales and distributions of nutritional supplements which will be integrated with the Company’s mobile application platform.

	Nine Months Ended May 31,	April 2, 2018 (Inception) to August 31,
	2019	2018
Sales Revenues
Online commerce and services	$ -	$ -
Offline sales distribution	2,681,255	-
Total sales revenues	$ 2,681,255	$ -

Income (loss) from operations
Online commerce and services	$ (1,759,462)	$ (1,045,225)
Offline sales distribution	(1,140,049)	(2,53,973)
Total income (loss) from operations	$ (2,899,511)	$ (1,299,958)